SCHEDULE OF RELATED PARTIES TRANSACTION (Details) (Parenthetical) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Proceeds from related party debt		$ 1,623,725	$ 6,079,859	$ 9,200,975	$ 2,475,728
Repayments of related party debt		2,762,272	$ 5,621,945	9,702,083	$ 1,063,323
Zhida Hong [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 40,000.00	240,000		2,200,000
Repayments of related party debt	$ 400,000	600,000		$ 3,600,000
Huang Dewu [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt		1,300,000
Repayments of related party debt		$ 2,000,000.0